Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP Bond Portfolio
NYLI VP Balanced Portfolio
(each a “Portfolio” and together the “Portfolios”)
Supplement dated February 28, 2026 (“Supplement”) to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”), each dated May 1, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in each Summary Prospectuses, Prospectus and SAI.
Effective as of February 28, 2026, Kenneth Sommer and Matthew Downs will no longer serve as portfolio managers of the Portfolios. All references to Mr. Sommer and Mr. Downs are deleted in their entirety from the Summary Prospectuses, Prospectus and SAI. Zachary Aronson, Michael DePalma, Neil Moriarty, III, Lesya Paisley and Cameron White are added as portfolio managers to the Portfolios. While the Principal Investment Strategies for the Portfolios remain the same, the new portfolio management team will employ certain modifications to the Investment Process. Each Portfolio’s Summary Prospectus and Prospectus are amended as detailed below.
1.	NYLI VP Bond Portfolio:
a.	Principal Investment Strategies. The “Investment Process” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Investment Process: In pursuing the Portfolio’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.
Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio’s investment portfolio. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.
b.	The “Portfolio Management Risk” of the “Principal Risks” is deleted in its entirety and replaced with the following:
Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.
2.	NYLI VP Balanced Portfolio:
a.	Principal Investment Strategies. The “Fixed-Income Investment Process” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Fixed Income Investment Process: In pursuing the Portfolio’s investment strategy, NYL Investors conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.
Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by NYL Investors in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio’s investment portfolio. NYL Investors’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, NYL Investors may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. NYL Investors’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
NYL Investors may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, NYL Investors may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

NYLI VP Bond Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP Bond Portfolio
(each a “Portfolio” and together the “Portfolios”)
Supplement dated February 28, 2026 (“Supplement”) to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”), each dated May 1, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in each Summary Prospectuses, Prospectus and SAI.
Effective as of February 28, 2026, Kenneth Sommer and Matthew Downs will no longer serve as portfolio managers of the Portfolios. All references to Mr. Sommer and Mr. Downs are deleted in their entirety from the Summary Prospectuses, Prospectus and SAI. Zachary Aronson, Michael DePalma, Neil Moriarty, III, Lesya Paisley and Cameron White are added as portfolio managers to the Portfolios. While the Principal Investment Strategies for the Portfolios remain the same, the new portfolio management team will employ certain modifications to the Investment Process. Each Portfolio’s Summary Prospectus and Prospectus are amended as detailed below.
1.	NYLI VP Bond Portfolio:
a.	Principal Investment Strategies. The “Investment Process” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Investment Process: In pursuing the Portfolio’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.
Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio’s investment portfolio. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.
b.	The “Portfolio Management Risk” of the “Principal Risks” is deleted in its entirety and replaced with the following:
Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.

NYLI VP Balanced Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP Balanced Portfolio
(each a “Portfolio” and together the “Portfolios”)
Supplement dated February 28, 2026 (“Supplement”) to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”), each dated May 1, 2025, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in each Summary Prospectuses, Prospectus and SAI.
Effective as of February 28, 2026, Kenneth Sommer and Matthew Downs will no longer serve as portfolio managers of the Portfolios. All references to Mr. Sommer and Mr. Downs are deleted in their entirety from the Summary Prospectuses, Prospectus and SAI. Zachary Aronson, Michael DePalma, Neil Moriarty, III, Lesya Paisley and Cameron White are added as portfolio managers to the Portfolios. While the Principal Investment Strategies for the Portfolios remain the same, the new portfolio management team will employ certain modifications to the Investment Process. Each Portfolio’s Summary Prospectus and Prospectus are amended as detailed below.
2.	NYLI VP Balanced Portfolio:
a.	Principal Investment Strategies. The “Fixed-Income Investment Process” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Fixed Income Investment Process: In pursuing the Portfolio’s investment strategy, NYL Investors conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.
Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by NYL Investors in managing the Portfolio and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Portfolio’s investment portfolio. NYL Investors’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, NYL Investors may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. NYL Investors’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
NYL Investors may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, NYL Investors may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.